Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have no practice or policy of coordinating or timing the release of the Company information around the grant dates of options or other equity awards, and we have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation. On occasion, we grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. These “off cycle” awards are granted only on a limited basis and may vest 100% on the third anniversary of the grant, in equal tranches over a three-year period, or such other conditions as the Committee believes is appropriate given the individual situation and intended purpose of the award.

Award Timing Method	We have no practice or policy of coordinating or timing the release of the Company information around the grant dates of options or other equity awards, and we have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation. On occasion, we grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false